Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Current Assets
Cash and Cash Equivalents	$ 10,746	$ 25,975
Accounts Receivable - net	284,940	56,740
Total Current Assets	295,686	82,715
Fixed Assets, net	250	5,097
Other Assets:
Due From Shareholder	44,500	48,600
Long-Term Deferred Tax Asset	6,604	6,898
Other Assets	9,626	7,641
Total Other Assets	60,730	63,139
TOTAL ASSETS	356,666	150,951
Current Liabilities
Accounts Payable	98,661	3,766
Accrued Expenses	82,924	71,487
Total Current Liabilities	181,585	75,253
Long-Term Liabilities
Amounts Due Shareholder	46,686	48,762
Total Long-Term Liabilities	46,686	48,762
TOTAL LIABILITIES	228,271	124,015
Preferred Shares, $.001 par value, 20,000,000 shares authorized, -0- and -0- shares issued and outstanding	0	0
Ordinary shares, $.001 par value, 50,000,000 shares authorized, 7,500,000 and 7,500,000 shares issued and outstanding	7,500	7,500
Additional Paid-in Capital	21,674	21,674
Cumulative Translation Adjustment	(8,313)	0
Retained Earnings / Accumulated Deficit	107,534	(2,238)
Total Shareholders' Equity	128,395	26,936
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 356,666	$ 150,951